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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/  Mark A. Boyar             New York, New York   November 12, 2008
   ----------------------------   ------------------   -----------------
           [Signature]               [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 44
                                        --------------------

Form 13F Information Table Value Total: $182,361
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                                               SHRS OR
                               TITLE OF               VALUE      PRN     SH/   PUT/    INVESTMT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER            CLASS        CUSIP   (X$1000)    AMT     PRN   CALL    DISCRETN     MGRS     SOLE    SHARED   NONE
--------------------------- -------------- --------- -------- --------- ----- ------ ------------ -------- -------- -------- ------
ALTRIA CROUP INC            COMMON         02209S103      300    15,100  SH              SOLE                15,100
AMERICAN EXPRESS CO         COMMON         025816109      592    16,700  SH              SOLE                16,700
AMERIPRISE FINL INC         COMMON         03076C106    5,469   143,170  SH              SOLE               143,170
ARBITRON INC                COMMON         03875Q108    1,864    41,700  SH              SOLE                41,700
BANK OF NEW YORK MELLON
 CORP                       COMMON         064058100    5,680   174,350  SH              SOLE               174,350
CABLEVISION SYS CORP        COMMON         12686C109    5,236   208,122  SH              SOLE               208,122
CARNIVAL CORP               PAIRED CTF     143658300    5,687   160,870  SH              SOLE               160,870
CBS CORP NEW                CL B           124857202    7,224   495,483  SH              SOLE               495,483
CIT GROUP INC               COMMON         125581108    1,407   202,200  SH              SOLE               202,200
CITIGROUP INC               COMMON         172967101    7,673   374,121  SH              SOLE               374,121
COCA COLA CO                COMMON         191216100    3,384    64,000  SH              SOLE                64,000
COMCAST CORP                CL A SPL       20030N200    6,278   318,350  SH              SOLE               318,350
CVS CORP                    COMMON         126650100      813    24,150  SH              SOLE                24,150
DELL INC                    COMMON         24702R101    1,678   101,850  SH              SOLE               101,850
DIEBOLD INC                 COMMON         253651103      467    14,100  SH              SOLE                14,100
DINEEQUITY INC              COMMON         254423106    1,529    90,700  SH              SOLE                90,700
DISNEY WALT PRODTNS         COMMON         254687106    4,716   153,650  SH              SOLE               153,650
DSP GROUP INC               COMMON         23332B106    1,095   143,100  SH              SOLE               143,100
GENERAL ELEC CO             COMMON         369604103    9,045   354,700  SH              SOLE               354,700
HEINZ H J CO                COMMON         423074103    5,059   101,250  SH              SOLE               101,250
HOME DEPOT INC              COMMON         437076102    8,972   346,550  SH              SOLE               346,550
INFOGROUP INC               COMMON         45670G108      154    23,300  SH              SOLE                23,300
J.P. MORGAN CHASE & CO      COMMON         46625H100   11,852   253,794  SH              SOLE               253,794
KRAFT FOODS INC             CL A           50075N104    4,213   128,656  SH              SOLE               128,656
LEHMAN BROS HLDGS INC       COMMON         524908100       13    61,470  SH              SOLE                61,470
LIMITED INC                 COMMON         532716107    6,695   386,550  SH              SOLE               386,550
MEREDITH CORP               COMMON         589433101    2,849   101,600  SH              SOLE               101,600
MERRILL LYNCH & CO INC      COMMON         590188108    4,192   165,700  SH              SOLE               165,700
MGM GRAND INC               COMMON         552953101    2,216    77,763  SH              SOLE                77,763
MICROSOFT CORP              COMMON         594918104    8,313   311,448  SH              SOLE               311,448
MIDAS GROUP INC             COMMON         595626102    2,694   195,805  SH              SOLE               195,805
NASDAQ OMX GROUP INC        COMMON         631103108    6,518   213,200  SH              SOLE               213,200
ORIENT-EXPRESS HOTELS LTD   CL A           G67743107    1,404    58,200  SH              SOLE                58,200
PEPSIAMERICAS               COMMON         71343P200    1,917    92,500  SH              SOLE                92,500
PFIZER INC                  COMMON         717081103    6,909   374,698  SH              SOLE               374,698
PHILIP MORRIS INTL INC      COMMON         718172109      726    15,100  SH              SOLE                15,100
PLAYBOY ENTERPRISES INC     CL B           728117300      933   236,800  SH              SOLE               236,800
SAKS INC                    COMMON         79377W108    5,564   601,550  SH              SOLE               601,550
SCHOLASTIC CORP             COMMON         807066105    3,590   139,791  SH              SOLE               139,791
TIME WARNER INC             COMMON         887317105   11,097   846,430  SH              SOLE               846,430
TRAVELERS COMPANIES INC     COMMON         89417E109    8,290   183,407  SH              SOLE               183,407
UNITED PARCEL SVC INC       CL B           911312106    6,750   107,325  SH              SOLE               107,325
VIACOM INC NEW              CL B           92553P201      702    28,259  SH              SOLE                28,259
WINDSTREAM CORP             COMMON         97381W104      601    54,943  SH              SOLE                54,943